UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 6310
Legg Mason Partners Variable Portfolios II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

Legg Mason Partners Variable Portfolios II
Legg Mason Partners Variable Growth & Income Portfolio
FORM N-Q
MARCH 31, 2006

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO
Schedule of Investments (unaudited)
March 31, 2007

Shares	Security	Value

COMMON STOCKS — 100.0%
CONSUMER DISCRETIONARY — 11.9%
Auto Components — 0.3%
1,100	Tenneco Inc. *	$28,006

Hotels, Restaurants & Leisure — 3.6%
5,380	McDonald’s Corp.	242,369
1,440	Station Casinos Inc.	124,661

	Total Hotels, Restaurants & Leisure	367,030

Household Durables — 1.9%
7,200	Toll Brothers Inc. *	197,136

Media — 4.8%
2,800	EchoStar Communications Corp., Class A Shares *	121,604
8,600	News Corp., Class B Shares	210,442
8,430	Time Warner Inc.	166,240

	Total Media	498,286

Specialty Retail — 1.3%
1,090	Best Buy Co. Inc.	53,105
2,990	Staples Inc.	77,261

	Total Specialty Retail	130,366

	TOTAL CONSUMER DISCRETIONARY	1,220,824

CONSUMER STAPLES — 7.5%
Beverages — 1.8%
2,860	PepsiCo Inc.	181,782

Food & Staples Retailing — 1.3%
2,850	Wal-Mart Stores Inc.	133,807

Food Products — 2.3%
2,110	Kellogg Co.	108,517
3,320	McCormick & Co. Inc., Non Voting Shares	127,887

	Total Food Products	236,404

Household Products — 1.2%
1,950	Procter & Gamble Co.	123,162

Tobacco — 0.9%
1,080	Altria Group Inc.	94,835

	TOTAL CONSUMER STAPLES	769,990

ENERGY — 7.5%
Oil, Gas & Consumable Fuels — 7.5%
1,710	ConocoPhillips	116,878
4,320	Exxon Mobil Corp.	325,944
1,360	Suncor Energy Inc.	103,836
3,260	Total SA, ADR	227,483

	TOTAL ENERGY	774,141

FINANCIALS — 21.8%
Capital Markets — 4.2%
920	Goldman Sachs Group Inc.	190,099
2,910	Merrill Lynch & Co. Inc.	237,660

	Total Capital Markets	427,759

Commercial Banks — 2.8%
8,380	Wells Fargo & Co.	288,523

Consumer Finance — 4.2%
4,100	American Express Co.	231,240
2,710	Capital One Financial Corp.	204,497

	Total Consumer Finance	435,737

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

FINANCIALS — 21.8% (continued)
Diversified Financial Services — 4.6%
4,086	Bank of America Corp.	$208,468
5,555	JPMorgan Chase & Co.	268,751

	Total Diversified Financial Services	477,219

Insurance — 4.0%
4,110	AFLAC Inc.	193,417
1	Berkshire Hathaway Inc., Class A Shares *	108,990
3,800	Marsh & McLennan Cos. Inc.	111,302

	Total Insurance	413,709

Thrifts & Mortgage Finance — 2.0%
1,700	Freddie Mac	101,133
7,500	Hudson City Bancorp Inc.	102,600

	Total Thrifts & Mortgage Finance	203,733

	TOTAL FINANCIALS	2,246,680

HEALTH CARE — 9.6%
Biotechnology — 0.6%
1,700	MedImmune Inc. *	61,863

Health Care Providers & Services — 2.4%
1,880	Coventry Health Care Inc. *	105,374
2,650	UnitedHealth Group Inc.	140,371

	Total Health Care Providers & Services	245,745

Pharmaceuticals — 6.6%
8,100	Elan Corp. PLC, ADR *	107,649
1,240	Sanofi-Aventis, ADR	53,952
10,600	Schering-Plough Corp.	270,406
4,920	Wyeth	246,148

	Total Pharmaceuticals	678,155

	TOTAL HEALTH CARE	985,763

INDUSTRIALS — 12.4%
Aerospace & Defense — 2.2%
2,600	Honeywell International Inc.	119,756
5,900	Orbital Sciences Corp. *	110,566

	Total Aerospace & Defense	230,322

Building Products — 2.0%
7,400	Masco Corp.	202,760

Industrial Conglomerates — 5.7%
11,430	General Electric Co.	404,165
2,060	Textron Inc.	184,988

	Total Industrial Conglomerates	589,153

Machinery — 2.5%
1,700	Caterpillar Inc.	113,951
1,650	Parker Hannifin Corp.	142,411

	Total Machinery	256,362

	TOTAL INDUSTRIALS	1,278,597

INFORMATION TECHNOLOGY — 18.5%
Communications Equipment — 9.2%
9,300	Cisco Systems Inc. *	237,429
7,100	Juniper Networks Inc. *	139,728
11,710	Motorola Inc.	206,915
8,600	QUALCOMM Inc.	366,876

	Total Communications Equipment	950,948

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE GROWTH AND INCOME PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2007

Shares	Security	Value

INFORMATION TECHNOLOGY — 18.5% (continued)
Electronic Equipment & Instruments — 1.2%
3,600	Dolby Laboratories Inc., Class A Shares *	$124,236

IT Services — 1.1%
2,910	Paychex Inc.	110,202

Semiconductors & Semiconductor Equipment — 2.4%
5,740	ASML Holding NV, NY Registered Shares *	142,065
3,390	Texas Instruments Inc.	102,039

	Total Semiconductors & Semiconductor Equipment	244,104

Software — 4.6%
2,890	Adobe Systems Inc. *	120,513
12,830	Microsoft Corp.	357,572

	Total Software	478,085

	TOTAL INFORMATION TECHNOLOGY	1,907,575

MATERIALS — 4.7%
Chemicals — 1.5%
3,030	E.I. du Pont de Nemours & Co.	149,773

Metals & Mining — 3.2%
3,100	Alcoa Inc.	105,090
7,901	Barrick Gold Corp.	225,573

	Total Metals & Mining	330,663

	TOTAL MATERIALS	480,436

TELECOMMUNICATION SERVICES — 1.0%
Wireless Telecommunication Services — 1.0%
1,620	ALLTEL Corp.	100,440

UTILITIES — 5.1%
Electric Utilities — 1.1%
1,600	Exelon Corp.	109,936

Multi-Utilities — 4.0%
1,100	Dominion Resources Inc.	97,647
5,210	Sempra Energy	317,862

	Total Multi-Utilities	415,509

	TOTAL UTILITIES	525,445

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT	10,289,891

	(Cost — $8,166,048)

Face
Amount

SHORT-TERM INVESTMENT — 0.7%
Repurchase Agreement — 0.7%
$77,000	Interested in $550,871,000 joint tri-party repurchase agreement dated 3/30/07 with Greenwich Capital Markets Inc., 5.330% due 4/2/07; Proceeds at maturity — $77,034; (Fully collateralized by various U.S. government agency obligations, 3.848% to 7.205% due 11/1/28 to 4/1/37 Market value — $78,540) (Cost — $77,000)	77,000

	TOTAL INVESTMENTS — 100.7% (Cost — $8,243,048#)	10,366,891
	Liabilities in Excess of Other Assets — (0.7)%	(76,051)

	TOTAL NET ASSETS — 100.0%	$10,290,840

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Growth and Income Portfolio (“Growth and Income Portfolio”) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios II (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Effective as of the close of business, April 27, 2007, the Fund’s assets were acquired, and its liabilities assumed by the Legg Mason Partners Variable Equity Trust — Legg Mason Partners Variable Appreciation Portfolio (formerly known as Legg Mason Partners Variable Portfolios II — Legg Mason Partners Variable Appreciation Portfolio) (the “Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Fund was liquidated and shares of the Acquiring Fund were distributed to Fund’s shareholders.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

Growth and Income Portfolio	$2,240,680	$(116,837)	$2,123,843

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Portfolios II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: May 29, 2007

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: May 29, 2007